Assets and Liabilities Related to Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash	$ 31	$ 35	$ 11	$ 41	$ 162
Assets of discontinued operations	2,516		2,701
Liabilities of discontinued operations	799		878
Segment, Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash	31		11
Trade receivable, net	227		238
Prepaid expenses and other current assets	70		73
Property and equipment, net	669		709
Other	10		9
Goodwill	735		727
Assets of discontinued operations	2,516		2,701
Accounts Payable	47		24
Accrued compensation and benefits	45		51
Other accrued expenses	78		87
Deferred revenue	260		280
Current Portion of Long-term Debt	2		1
Long-term Debt	5		3
Deferred Income Taxes	282		354
Other long-term liabilities	80		78
Liabilities of discontinued operations	799		878
Segment, Discontinued Operations | Computer Software, Intangible Asset
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Intangible assets	40		50
Segment, Discontinued Operations | Customer base
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Intangible assets	$ 734		$ 884